SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2020
Computer Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	45%
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	20%
Leasehold Improvement
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	Straight line / 5 years
Mining Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	20%
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	30%
Right-of-Use Asset
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation of equipment	Straight line/ term of lease